EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
Total
$
DECEMBER 31, 2022	89,161,878

Claims and maintenance	25,010
Engineering	390,903
Exploration and camp support	7,252,245
Permitting	11,033,794
Salary and wages	1,726,836
Share-based payments	645,532

DECEMBER 31, 2023	110,236,198

Claims and maintenance	23,376
Engineering	868,331
Exploration and camp support	437,632
Permitting	9,674,264
Salary and wages	1,289,677
Share-based payments	161,342

DECEMBER 31, 2024	122,690,820